John Hancock Balanced Fund Expense Example, No Redemption - Class A C I R2 R4 R5 R6 [Member] - John Hancock Balanced Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	544
Expense Example, No Redemption, 5 Years	938
Expense Example, No Redemption, 10 Years	$ 1,855